EQUITY INVESTMENTS (DETAILS) (CNY)	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		24 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TianRe Co., Ltd.	Dec. 31, 2010 TianRe Co., Ltd.	Nov. 30, 2011 Mr. Kevin Yung	Nov. 15, 2011 Mr. Kevin Yung TianRe Co., Ltd.	Dec. 31, 2011 TianRe Co., Ltd.	Jul. 21, 2010 TianRe Co., Ltd. Mr. Kevin Yung	Jul. 21, 2010 TianRe Co., Ltd. Everising	Dec. 31, 2012 TianRe Co., Ltd. Everising	Dec. 31, 2011 TianRe Co., Ltd. Everising	Oct. 31, 2010 TianRe Fund I year	Aug. 31, 2010 TianRe Fund I	Dec. 31, 2012 TianRe Fund I	Aug. 19, 2010 TianRe Fund I Fund Management Partnership	Oct. 31, 2010 TianRe Fund I Fund Management Partnership	Dec. 31, 2012 Fund Management Partnership	Aug. 11, 2010 Fund Management Partnership	Nov. 15, 2011 Fund Management Partnership Mr. Kevin Yung	Aug. 11, 2010 Fund Management Partnership Mr. Kevin Yung	Aug. 11, 2010 Fund Management Partnership Everising	Dec. 31, 2012 Fund Management Partnership Everising	Dec. 31, 2011 Fund Management Partnership Everising	Dec. 31, 2012 Fund Management Partnership IFM BJ Inv	Dec. 31, 2012 Xian	Dec. 31, 2011 Xian	Dec. 31, 2010 Xian	Dec. 31, 2011 Fund Management Partnership	Dec. 31, 2012 Fund Management Partnership	Dec. 31, 2010 Fund Management Partnership
Schedule of Investments [Line Items]
Investments (Balance)	13,141,000	10,595,000	6,210,000																6,500,000							155,000	194,000	276,000	10,401,000	12,986,000	5,934,000
Investments		1,890,000																											1,890,000
Share of associates' (loss) income	2,547,000	2,496,000	(605,000)															2,585,000								(39,000)	(82,000)		2,577,000
Equity interests owned				75.00%	65.00%														64.35%
Ownership held by certain party									10.00%	25.00%											9.90%	24.75%
Ownership held by subsidiary of the Company																5.52%
Investments by the Partners																			10,000,000
Ownership held by certain third party limited partners														94.48%
Investments by third parties																	10,000,000
Amount raised from third party individual investors													171,100,000
Term of loan agreements (in years)													2.5
Term of loan aggreements, additional extension (in years)													1
Stake transferred							10.00%													9.90%
Consideration of stake transferred						1,900,000
Ownership held after all transactions				75.00%				75.00%			25.00%	25.00%			4.14%			75.00%					25.00%	25.00%	75.00%